Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2019
Registrant Name	Mirae Asset Discovery Funds
Entity Central Index Key	0001489215
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 12, 2019
Document Effective Date	Nov. 12, 2019
Prospectus Date	Nov. 11, 2019